Offsets	Oct. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ascent Solar Technologies, Inc.
Form or Filing Type	S-3
File Number	333-267971
Initial Filing Date	Oct. 21, 2022
Fee Offset Claimed	$ 8,249.09
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 74,855,618.00
Termination / Withdrawal Statement	On October 11, 2022, Ascent Solar Technologies, Inc. (the "Registrant") filed a registration statement on Form S-3 (File No. 333-267971) registering such indeterminate number of shares of common stock, such indeterminate number of preferred stock, such indeterminate number of warrants, such indeterminate principal amount of debt securities, such indeterminate number of units and such indeterminate number of subscription rights, as shall have an aggregate initial offering price not to exceed $100,000,000 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the Registrant owed and paid a total fee of $11,020.00 based on the fee rate then in effect. The Prior Registration Statement is scheduled to expire on November 7, 2025, subject to Rule 415(a)(ii). $8,249.09 of the registration fee is being applied toward the registration fee for this registration statement because there remained unsold $74,855,618 of securities registered under the Prior Registration Statement, for which the Registrant previously paid a registration fee of $11,020.00 based on the fee rate in effect at the time of the initial filing of the Prior Registration Statement. Pursuant to Rule 457(p), the Registrant is offsetting $8,249.09 of the filing fees associated with the filing of this registration statement with the fees previously paid to register the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ascent Solar Technologies, Inc.
Form or Filing Type	S-3
File Number	333-267971
Filing Date	Oct. 21, 2022
Fee Paid with Fee Offset Source	$ 11,020.00